Other financial assets measured at amortized cost (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Assets [Line Item]
Debt securities	$ 52,645	$ 48,097	$ 41,585
Loans to financial advisors	2,682	2,738	2,723
Fee- and commission-related receivables	2,732	2,506	2,242
Finance lease receivables	6,770	6,056	5,879
Settlement and clearing accounts	458	445	430
Accrued interest income	2,171	2,101	2,115
Other	4,754	4,571	3,862
Total other financial assets measured at amortized cost	$ 72,211	$ 66,513	$ 58,835